Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of changes in accumulated balances of other comprehensive income (loss)
Beginning balance	$ (82)	$ (283)
Other comprehensive income before reclassifications	811	273
Amounts reclassified from accumulated other comprehensive income (loss)	(428)	(72)
Net current period other comprehensive income	383	201
Ending Balance	301	(82)
Unrealized Gains (losses) on marketable securities [Member]
Schedule of changes in accumulated balances of other comprehensive income (loss)
Beginning balance	(100)	(227)
Other comprehensive income before reclassifications	104	133
Amounts reclassified from accumulated other comprehensive income (loss)	(34)	(6)
Net current period other comprehensive income	70	127
Ending Balance	(30)	(100)
Unrealized Gains (losses) on cash flowh edges [Member]
Schedule of changes in accumulated balances of other comprehensive income (loss)
Beginning balance	3	(28)
Other comprehensive income before reclassifications	436	97
Amounts reclassified from accumulated other comprehensive income (loss)	(394)	(66)
Net current period other comprehensive income	42	31
Ending Balance	45	3
Foreign currency translation adjustment [Member]
Schedule of changes in accumulated balances of other comprehensive income (loss)
Beginning balance	15	(28)
Other comprehensive income before reclassifications	271	43
Amounts reclassified from accumulated other comprehensive income (loss)
Net current period other comprehensive income	271	43
Ending Balance	$ 286	$ 15